Share Capital - Schedule of Share Capital (Details) - Number of ordinary shares [Member]		6 Months Ended								12 Months Ended
		Jun. 30, 2025 MYR (RM) shares		Jun. 30, 2025 USD ($) shares		Dec. 31, 2024 MYR (RM) shares		Dec. 31, 2024 USD ($) shares		Dec. 31, 2024 MYR (RM) shares		Dec. 31, 2024 USD ($) shares		Dec. 31, 2023 MYR (RM) shares		Dec. 31, 2023 USD ($) shares
Schedule of Share Capital [Line Items]
Balance (in Shares)		17,665,289		17,665,289		15,700,000		15,700,000		15,700,000		15,700,000		15,700,000		15,700,000
Balance		RM 7,425,257		$ 1,762,673		RM 69,284				RM 69,284		$ 15,481		RM 69,284
Balance (in Shares)		18,450,460		18,450,460		17,665,289		17,665,289		17,665,289		17,665,289		15,700,000		15,700,000
Balance		RM 9,812,347		$ 2,329,341		RM 7,425,257		$ 1,762,673		RM 7,425,257		$ 1,762,673		RM 69,284		$ 15,481
Issuance of share capital initial public offering [Member]
Schedule of Share Capital [Line Items]
Issuance of share capital			[1]		[1]	1,218,750	[1]	1,218,750	[1]	1,218,750	[2]	1,218,750	[2]		[2]		[2]
Issuance of share capital			[1]		[1]	RM 21,208,687	[1]			RM 21,208,687	[2]	$ 4,738,842	[2]		[2]
Issuance of share capital over-allotment option [Member]
Schedule of Share Capital [Line Items]
Issuance of share capital			[3]		[3]	2,813	[3]	2,813	[3]	2,813	[4]	2,813	[4]		[4]		[4]
Issuance of share capital			[3]		[3]	RM 49,301	[3]			RM 49,301	[4]	$ 11,016	[4]		[4]
Transaction costs of share issue [Member]
Schedule of Share Capital [Line Items]
Transaction costs of share issue
Transaction costs of share issue		RM (228,590)		$ (54,265)		RM (18,195,839)				RM (18,195,839)		$ (4,065,655)
Issuance of share capital to CNP Equity Limited [Member]
Schedule of Share Capital [Line Items]
Issuance of share capital			[5]		[5]	743,726	[5]	743,726	[5]	743,726	[6]	743,726	[6]		[6]		[6]
Issuance of share capital			[5]		[5]	RM 4,293,824	[5]			RM 4,293,824	[6]	$ 959,406	[6]		[6]
Issuance of share capital to redemption conversion shares [Member]
Schedule of Share Capital [Line Items]
Issuance of share capital	[7]	785,171		785,171
Issuance of share capital	[7]	RM 2,615,680		$ 620,933

[1]	On October 24, 2024, 1,218,750 ordinary shares were issued in our initial public offering at USD 4.00 per ordinary share, before deduction the discounts and expenses.
[2]	On October 24, 2024, 1,218,750 ordinary shares were issued in our initial public offering at USD4.00 per ordinary share, before deduction the discounts and expenses.
[3]	On October 31, 2024, 2,813 ordinary shares were issued in our underwriters’ partial exercise of the over-allotment option, at USD 4.00 per ordinary share, before deduction the discounts and expenses.
[4]	On October 31, 2024, 2,813 ordinary shares were issued in our underwriters’ partial exercise of the over-allotment option, at USD4.00 per ordinary share, before deduction the discounts and expenses.
[5]	On December 31, 2024, 743,726 ordinary shares were issued to CNP Equity Limited pursuant to the exercise of warrant as consideration for certain professional consulting service relating to the initial offering rendered to the Company.
[6]	On December 31, 2024, 743,726 ordinary shares were issued to CNP Equity Limited pursuant to the exercise of warrant as consideration for certain professional consulting service relating to the initial offering rendered to the Company.
[7]	Pursuant to the Securities Purchase Agreement dated April 22, 2025, between Avondale Capital, LLC and the Company, Avondale elected to convert a portion of its convertible securities into redemption conversion shares. On June 23, 2025, 785,171 ordinary shares were issued to Avondale, amount of USD 610,000 at a price of USD 0.7769 per share.